Background and Nature of Operations - Sale of Stock (Details) - $ / shares	1 Months Ended
	Feb. 29, 2020	Feb. 28, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares)	27,600,000
Sale of stock, price per share (usd per share)	$ 20.25
Onex and Baring [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Ownership by other party		38.30%	70.80%